Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Although we do not have a formal policy with respect to the timing of stock option grants, our annual equity awards are typically granted on a predetermined annual schedule, and we do not take material nonpublic information into account when determining the timing and terms of equity awards. We do not grant equity awards, including stock options, in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. During our fiscal year ended December 31, 2025, we did not grant any options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	Although we do not have a formal policy with respect to the timing of stock option grants, our annual equity awards are typically granted on a predetermined annual schedule, and we do not take material nonpublic information into account when determining the timing and terms of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false